Property and Equipment, Net - Schedule of Property and Equipment Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 0	$ 7,364
Less: Accumulated depreciation and amortization	0	(4,144)
Property and equipment, net	0	3,220
Laboratory equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	0	2,257
Furniture and office equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	0	520
Computer equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	0	73
Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	0	121
Leasehold improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 0	$ 4,393